THE HUNTINGTON FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                   May 4, 2005


                            EDGAR Operations Branch

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: THE HUNTINGTON FUNDS (the "Trust")
            Huntington Money Market Fund
            Huntington Ohio Municipal Money Market Fund
            Huntington Florida Tax-Free Money Fund
            Huntington U.S. Treasury Money Market Fund
            Huntington Growth Fund
            Huntington Income Equity Fund
            Huntington Rotating Markets Fund
            Huntington Dividend Capture Fund
            Huntington International Equity Fund
            Huntington Macro 100 Fund
            Huntington Mid Corp America Fund
            Huntington New Economy Fund
            Huntington Situs Small Cap Fund
            Huntington Mortgage Securities Fund
            Huntington Ohio Tax-Free Fund
            Huntington Michigan Tax-Free Fund
            Huntington Fixed Income Securities Fund
            Huntington Intermediate Government Income Fund
            Huntington Short/Intermediate Fixed Income Securities Fund 1933 Act File No. 33-11905
           1940 Act File No. 811-5010

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of the Prospectuses and Statement of Additional Information dated May 1, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 47 on April 29, 2005.

      If you have any questions regarding this certification, please contact me at (412) 288-8240.

                                                Very truly yours,



                                                /s/ Alicia G. Powell
                                                Alicia G. Powell
                                                Assistant Secretary